Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Significant Accounting Policies [Line Items]
Cash held amount	$ 2,724,922	$ 0
Product sales, credit terms	30 days
Inventory, net	4,843,905	3,563,111
Inventory, finished goods	4,675,032
Inventory, raw materials	365,242
Inventory, work in process	53,631
Inventory, allowance	250,000	240,000
Number of common shares obtained	352,589
Percentage of ownership interests	11.54%	11.54%
Allowance for doubtful accounts	130,000	125,000
Cargo and freight revenue	53,539	60,628
Advertising expense	872,250	837,584
European Foreign Bank
Significant Accounting Policies [Line Items]
Cash	421	62,664
Japanese Foreign Bank
Significant Accounting Policies [Line Items]
Cash	64,497	71,995
Other
Significant Accounting Policies [Line Items]
Intangible assets, estimated useful life	15 years
Technology rights
Significant Accounting Policies [Line Items]
Intangible assets, estimated useful life	20 years
Tradenames and Trademarks | V-Infinity
Significant Accounting Policies [Line Items]
Intangible assets, estimated useful life	5 years
Impairment charges	$ 278,428	$ 0